Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2011	2012	2013

Numerator:

Net income (loss)	$(8,774)	$(3,228)	$(42,924)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share .	24,668,579	25,135,416	25,450,175
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,668,579	25,135,416	25,450,175

Basic earnings (loss) per share	$(0.36)	$(0.13)	$(1.69)
Diluted earnings (loss) per share	$(0.36)	$(0.13)	$(1.69)